Summary of Significant Accounting Policies - Schedule of Black-Scholes Option Pricing Model Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate - Minimum	1.82%	2.55%	1.83%
Risk-free interest rate - Maximum	2.50%	3.03%	2.13%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility - Minimum	105.00%	94.00%	93.00%
Expected volatility - Maximum	119.00%	100.00%	97.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days